RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 847,406	$ 1,094,518
Asset Management and Reporting Fee	280,824	352,223
Partnership Management Fee net of Asset Management and Reporting Fee	566,582	742,295
Series Fifteen [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	135,318	163,069
Asset Management and Reporting Fee	53,352	29,128
Partnership Management Fee net of Asset Management and Reporting Fee	81,966	133,941
Series Sixteen [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	237,993	292,407
Asset Management and Reporting Fee	24,531	51,711
Partnership Management Fee net of Asset Management and Reporting Fee	213,462	240,696
Series Seventeen [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	233,204	291,969
Asset Management and Reporting Fee	101,849	95,288
Partnership Management Fee net of Asset Management and Reporting Fee	131,355	196,681
Series Eighteen [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	173,049	240,197
Asset Management and Reporting Fee	89,702	62,424
Partnership Management Fee net of Asset Management and Reporting Fee	83,347	177,773
Series Nineteen [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Partnership Management Fee	67,842	106,876
Asset Management and Reporting Fee	11,390	113,672
Partnership Management Fee net of Asset Management and Reporting Fee	$ 56,452	$ (6,796)